Prospectus Supplement

August 14, 2014

E.I.I. Realty Securities Trust

E.I.I. International Property Fund (the “International Fund”)

SUPPLEMENT DATED AUGUST 14, 2014

TO THE PROSPECTUS DATED OCTOBER 29, 2013

Effective August 15, 2014, Peter Nieuwland will no longer be associated with EII Realty Securities, Inc. (the Adviser) and will no longer have responsibilities with regard to the International Fund. Accordingly, all references to Peter Nieuwland in the International Fund’s Prospectus are hereby deleted.

In addition, the Adviser has hired Andrew Cox who will be joining the International Fund team effective September 15, 2014.

Please retain this Supplement for future reference.

Statement of Additional Information Supplement

August 14, 2014

E.I.I. Realty Securities Trust

E.I.I. International Property Fund (the “International Fund”)

SUPPLEMENT DATED AUGUST 14, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 29, 2013

Effective August 15, 2014, Peter Nieuwland will no longer be associated with EII Realty Securities, Inc. (the Adviser) and will no longer have responsibilities with regard to the International Fund. Accordingly, all references to Peter Nieuwland in the International Fund’s Statement of Additional Information are hereby deleted.

Please retain this Supplement for future reference.